Schedule of borrowings are denominated (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total borrowings	€ 57,834	€ 53,363	€ 26,316
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total borrowings	4,708	5,855
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total borrowings	€ 53,126	€ 47,508